UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	December 31, 2025

LDR Real Estate Value-Opportunity Fund

ITEM 1. (a)  REPORT TO STOCKHOLDERS.

LDR Real Estate Value-Opportunity Fund Tailored Shareholder Report

Annual Shareholder Report December 31, 2025 LDR Real Estate Value-Opportunity Fund Institutional Class Shares (Ticker: HLRRX)

This annual shareholder report contains important information about the LDR Real Estate Value-Opportunity Fund, Institutional Class Shares for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at ldrcapitalmgmt.com/mutual-funds/. You can also request this information by contacting us at (800) 673-0550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$463	4.84%

Performance Summary

For the period of January 1, 2025, to December 31, 2025, the LDR Real Estate Value-Opportunity Fund Institutional Class (the “Fund”) was down (8.89)%. This underperformed the FTSE NAREIT All Equity REIT Index, which returned 2.27% and the S&P 500® Index, which returned 17.88% during the same period.

Relative underperformance was driven in part by:

1. Extraordinary merger-related expenses associated with the merger of the Altegris/AACA Opportunistic Real Estate Fund into the LDR Real Estate Value-Opportunity Fund. The merger has been completed as of year-end 2025.

2. A substantial write down of a non-traded equity position in the life science sector. This position represents a de minimis portion of AUM as of year-end.

On a gross basis, the Fund’s equity component returned (4.47)% while the REIT preferred positions returned 0.77%. Overall fund yield at 12/31/25 was 4.1%.

Sector Allocation: The Fund maintains exposure across real estate property segments that largely reflects the FTSE NAREIT All Equity REIT index. The biggest sector overweights include:

•   Data Center (10.4%) – Very strong demand for data centers from both AI-related deployments and corporate enterprises that continue to migrate more workflow to data centers. This is coupled with constrained supply due to lack of ability of electric power.

•    Telecommunications (13.1%) – Tower companies that provide the physical structure on which telecom companies place their antennas and radio equipment. This is a stable business with extremely limited new supply, and represents a critical part of their tenants’ ability to execute their business.

•     Unique out of index positions (11.1%) – Investments in unique opportunities that offer strong risk-adjusted returns.

•     Preferreds (4.5%) – Preferred holdings contribute a high yield of 10.3%, enhancing portfolio cash flow. Holdings also trade at a discount to par, which provides potential capital appreciation.

Conclusion

The Fund’s underperformance in 2025 was in part attributable to one-time expenses and write-downs, both of which are not expected to occur again. In conjunction with the successful merger with Altegris/AACA Opportunistic Real Estate Fund during the year, the Fund benefited from certain tax advantages and sought to provide investors with high levels of tax-advantaged income.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Institutional Class - $14,459
S&P 500® Index - $39,823
FTSE NAREIT All Equity REIT Index - $17,522
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
12/31/2025

Annual Performance

        Average Annual Total Return

	1 Year	5 Year	10 Year
Institutional Class	-8.89%	4.03%	3.76%
S&P 500® Index	17.88%	14.42%	14.82%
FTSE NAREIT All Equity REIT Index	2.27%	4.85%	5.77%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The FTSE NAREIT All Equity REIT Index is a market capitalization weighted index that tracks the performance of U.S. publicly traded equity REITs, excluding mortgage REITs. It is widely used as a benchmark for the performance of income-producing real estate owned by publicly traded companies.

For more recent performance information visit ldrcapitalmgmt.com/mutual-funds/.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.

LDR Real Estate Value-Opportunity Fund Tailored Shareholder Report

Sector Breakdown

DIVERSIFIED/OTHER
40.90%
HEALTH CARE
16.13%
RETAIL
12.44%
MONEY MARKET FUND
9.80%
INDUSTRIALS
8.25%
RESIDENTIAL
8.07%
UTILITIES
2.82%
FINANCIALS
1.69%

Top Ten Holdings
Money Market Fiduciary	9.80%
Prologis, Inc.	8.25%
American Tower Corporate REIT	5.93%
Simon Property Group, Inc.	5.56%
Equinix, Inc.	5.33%
Welltower, Inc.	5.06%
Crown Castle, Inc.	4.93%
Ventas, Inc.	4.56%
Realty Income Corp.	4.31%
Digital Realty Trust, Inc.	4.29%

Key Fund Statistics

(as of December 31, 2025)

Fund Net Assets	$29,132,258
Number of Holdings	28
Total Net Advisory Fee	$127,703
Portfolio Turnover Rate	85.95%

Material Changes

Fund Reorganization

Effective October 31, 2025, the Fund completed the reorganization of the Altegris/AACA Opportunistic Real Estate Fund, a series of Northern Lights Fund Trust, into the Fund. The reorganization was approved by the applicable boards and shareholders prior to closing. LDR Capital Management, LLC continues to serve as the Fund’s investment adviser and retains overall investment discretion.

Expense Limitation Agreement

Effective November 1, 2025, the Fund implemented an expense limitation agreement under which the investment adviser agreed to limit the Fund’s total annual operating expenses to 1.55%. This limit does not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, dividend expenses on short sales, acquired fund fees and expenses, other expenditures capitalized in accordance with GAAP, or other extraordinary expenses not incurred in the ordinary course of business. No expense limitation agreement was in effect from January 1, 2025 through October 31, 2025.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit ldrcapitalmgmt.com/mutual-funds/.

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

LDR Real Estate Value-Opportunity Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2025 LDR Real Estate Value-Opportunity Fund Platform Class Shares (Ticker: HLPPX)

This annual shareholder report contains important information about the LDR Real Estate Value-Opportunity Fund, Platform Class Shares for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at ldrcapitalmgmt.com/mutual-funds/. You can also request this information by contacting us at (800) 673-0550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Platform Class	$589	6.17%

Performance Summary

For the period of January 1, 2025, to December 31, 2025, the LDR Real Estate Value-Opportunity Fund Platform Class (the “Fund”) was down (9.20%). This underperformed the FTSE NAREIT All Equity REIT Index, which returned 2.27% and the S&P 500® Index, which returned 17.88% during the same period.

Relative underperformance was driven in part by:

1. Extraordinary merger-related expenses associated with the merger of the Altegris/AACA Opportunistic Real Estate Fund into the LDR Real Estate Value-Opportunity Fund. The merger has been completed as of year-end 2025.

2. A substantial write down of a non-traded equity position in the life science sector. This position represents a de minimis portion of AUM as of year-end.

On a gross basis, the Fund’s equity component returned (4.47)% while the REIT preferred positions returned 0.77%. Overall fund yield at 12/31/25 was 4.1%.

Sector Allocation: The Fund maintains exposure across real estate property segments that largely reflects the FTSE NAREIT All Equity REIT index. The biggest sector overweights include:

•   Data Center (10.4%) – Very strong demand for data centers from both AI-related deployments and corporate enterprises that continue to migrate more workflow to data centers. This is coupled with constrained supply due to lack of ability of electric power.

•    Telecommunications (13.1%) – Tower companies that provide the physical structure on which telecom companies place their antennas and radio equipment. This is a stable business with extremely limited new supply, and represents a critical part of their tenants’ ability to execute their business.

•     Unique out of index positions (11.1%) – Investments in unique opportunities that offer strong risk-adjusted returns.

•     Preferreds (4.5%) – Preferred holdings contribute a high yield of 10.3%, enhancing portfolio cash flow. Holdings also trade at a discount to par, which provides potential capital appreciation.

Conclusion

The Fund’s underperformance in 2025 was in part attributable to one-time expenses and write-downs, both of which are not expected to occur again. In conjunction with the successful merger with Altegris/AACA Opportunistic Real Estate Fund during the year, the Fund benefited from certain tax advantages and sought to provide investors with high levels of tax-advantaged income.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Platform Class - $14,068
S&P 500® Index - $39,823
FTSE NAREIT All Equity REIT Index - $17,522
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
12/31/2025

Annual Performance

        Average Annual Total Return

	1 Year	5 Year	10 Year
Platform Class	-9.20%	3.72%	3.47%
S&P 500® Index	17.88%	14.42%	14.82%
FTSE NAREIT All Equity REIT Index	2.27%	4.85%	5.77%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The FTSE NAREIT All Equity REIT Index is a market capitalization weighted index that tracks the performance of U.S. publicly traded equity REITs, excluding mortgage REITs. It is widely used as a benchmark for the performance of income-producing real estate owned by publicly traded companies.

For more recent performance information visit ldrcapitalmgmt.com/mutual-funds/.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.

LDR Real Estate Value-Opportunity Fund Tailored Shareholder Report

Sector Breakdown
Top Ten Holdings
Money Market Fiduciary	9.80%
Prologis, Inc.	8.25%
American Tower Corporate REIT	5.93%
Simon Property Group, Inc.	5.56%
Equinix, Inc.	5.33%
Welltower, Inc.	5.06%
Crown Castle, Inc.	4.93%
Ventas, Inc.	4.56%
Realty Income Corp.	4.31%
Digital Realty Trust, Inc.	4.29%

Key Fund Statistics

(as of December 31, 2025)

Fund Net Assets	$29,132,258
Number of Holdings	28
Total Net Advisory Fee	$127,703
Portfolio Turnover Rate	85.95%

Material Changes

Fund Reorganization

Effective October 31, 2025, the Fund completed the reorganization of the Altegris/AACA Opportunistic Real Estate Fund, a series of Northern Lights Fund Trust, into the Fund. The reorganization was approved by the applicable boards and shareholders prior to closing. LDR Capital Management, LLC continues to serve as the Fund’s investment adviser and retains overall investment discretion.

Expense Limitation Agreement

Effective November 1, 2025, the Fund implemented an expense limitation agreement under which the investment adviser agreed to limit the Fund’s total annual operating expenses to 1.55%. This limit does not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, dividend expenses on short sales, acquired fund fees and expenses, other expenditures capitalized in accordance with GAAP, or other extraordinary expenses not incurred in the ordinary course of business. No expense limitation agreement was in effect from January 1, 2025 through October 31, 2025.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit ldrcapitalmgmt.com/mutual-funds/.

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

ITEM 1. (b). Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $18,200 for 2025 and $17,750 for 2024.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $5,000 for 2025 and $4,800 for 2024. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $1,000 for 2025 and $1,000 for 2024.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2025 and $0 for 2024.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

LDR Real Estate Value-Opportunity Fund

FINANCIAL STATEMENTS
AND OTHER INFORMATION

Year Ended December 31, 2025

LDR Real Estate Value-Opportunity Fund

Schedule of Investments December 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

		Shares	Value
85.79%	COMMON STOCKS

40.90%	DIVERSIFIED/OTHER
	American Tower Corporate REIT	9,835	$1,726,731
	Crown Castle, Inc. REIT	16,156	1,435,784
	Digital Realty Trust, Inc. REIT	8,085	1,250,830
	Equinix, Inc. REIT	2,028	1,553,772
	Extra Space Storage, Inc. REIT	5,298	689,906
	FTAI Aviation Ltd.	4,664	918,108
	Iron Mountain, Inc. REIT	12,216	1,013,317
	NewLake Capital Partners, Inc. REIT	43,271	689,091
	Public Storage REIT	3,006	780,057
	SBA Communications Corp. REIT	2,005	387,827
	Vertiv Holdings Co.	5,636	913,088
	Vici Properties, Inc. REIT	19,830	557,620
			11,916,131

16.13%	HEALTHCARE
	Community Healthcare Trust, Inc. REIT	37,558	616,702
	Diversified Healthcare Trust REIT	162,538	788,309
	IQHQ, Inc.(A)(C)	890,864	489,975
	Ventas, Inc. REIT	17,168	1,328,460
	Welltower, Inc. REIT	7,946	1,474,857
			4,698,303

8.25%	INDUSTRIALS
	Prologis, Inc.	18,832	2,404,093

8.07%	RESIDENTIAL
	Essex Property Trust, Inc. REIT	4,664	1,220,476
	Invitation Homes, Inc. REIT	17,897	497,358
	UMH Properties, Inc. REIT	39,697	631,579
			2,349,413

12.44%	RETAIL
	CTO Realty Growth, Inc. REIT	40,790	750,944
	Realty Income Corp. REIT	22,266	1,255,134
	Simon Property Group, Inc. REIT	8,746	1,618,972
			3,625,050

85.79%	TOTAL COMMON STOCKS		24,992,990
	(Cost: $41,922,559)

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

LDR Real Estate Value-Opportunity Fund

Schedule of Investments - continued December 31, 2025

		Shares	Value
4.51%	PREFERRED STOCKS

1.69%	FINANCIALS
	DigitalBridge Group, Inc. Series J	15,850	$351,712
	TPG RE Finance Trust, Inc.	7,728	139,104
			490,816

2.82%	UTILITIES
	Cadiz, Inc.	41,959	821,977

4.51%	TOTAL PREFERRED STOCKS		1,312,793
	(Cost: $1,970,615)

9.80%	MONEY MARKET FUND
	Money Market Fiduciary 3.43%(B)	2,855,937	2,855,937
	(Cost: $2,855,937)

100.10%	TOTAL INVESTMENTS		29,161,720
	(Cost: $46,749,111)
(0.10%)	Liabilities in excess of other assets		(29,462)
100.00%	NET ASSETS		$29,132,258

(A)Non-income producing.

(B)Effective 7 day yield as of December 31, 2025.

(C)Level 3 Security. See Note 1.

REIT - Real Estate Investment Trust.

LDR Real Estate Value-Opportunity Fund

Statement of Assets and Liabilities December 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

ASSETS
Investments at value(1) (Note 1)	$29,161,720
Cash at brokers	15,876
Receivable for capital stock sold	2,836
Dividends and reclaims receivable	207,124
Prepaid expenses	38,973
TOTAL ASSETS	29,426,529
LIABILITIES
Payable for capital stock redeemed	196,763
Accrued investment advisory fees	19,762
Accrued 12b-1 fees	10,149
Accrued administration, accounting and transfer agent fees	15,176
Other accrued expenses	52,421
TOTAL LIABILITIES	294,271
NET ASSETS	$29,132,258

Net Assets Consist of:
Paid-in-capital	$152,605,558
Distributable earnings (accumulated deficits)	(123,473,300)
Net Assets	$29,132,258

NET ASSET VALUE PER SHARE
Net Assets
Institutional Class	$21,559,749
Platform Class	7,572,509
Total	$29,132,258

Shares Outstanding
Institutional Class	2,378,331
Platform Class	843,311
Total	3,221,642

Net Asset Value and Offering Price Per Share
Institutional Class	$9.07
Platform Class	$8.98

(1) Identified cost of	$46,749,111

LDR Real Estate Value-Opportunity Fund

Statement of OperationsYear Ended December 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

INVESTMENT INCOME
Dividends	$466,556
Interest	17,717
Total investment income	484,273

EXPENSES
Investment advisory fees (Note 2)	155,091
12b-1 fees, Platform Class (Note 2)	14,516
Recordkeeping and administrative services (Note 2)	42,870
Accounting fees (Note 2)	35,190
Custodian fees	3,819
Transfer agent fees (Note 2)	33,909
Professional fees	61,106
Filing and registration fees	55,279
Trustee fees	16,773
Compliance fees (Note 2)	9,222
Shareholder reporting	51,924
Shareholder servicing (Note 2)
Institutional Class	5,128
Platform Class	14,516
Proxy expense	409,441
Other	30,625
Total expenses	939,409
Advisory fee waivers and expenses reimbursed (Note 2)	(27,388)
Net Expenses	912,021

Net investment income (loss)	(427,748)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	2,801,971
Net change in unrealized appreciation (depreciation) of investments	(4,335,966)
Net realized and unrealized gain (loss)	(1,533,995)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,961,743)

LDR Real Estate Value-Opportunity Fund

Statements of Changes in Net Assets

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$(427,748)	$168,259
Net realized gain on investments	2,801,971	2,375,840
Net change in unrealized appreciation (depreciation) of investments	(4,335,966)	(1,133,004)
Increase (decrease) in net assets from operations	(1,961,743)	1,411,095

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	(1,702,473)	(516,041)
Platform Class	(618,083)	(267,315)
Decrease in net assets from distributions	(2,320,556)	(783,356)

CAPITAL STOCK TRANSACTIONS (Note 6)
Shares sold
Institutional Class	463,123	104,233
Platform Class	289,058	129,514
Shares issued in connection with reorganization(1)
Institutional Class	30,118,616	—
Platform Class	3,146,065	—
Distributions reinvested
Institutional Class	1,559,780	472,718
Platform Class	602,982	262,179
Shares redeemed
Institutional Class	(16,399,299)	(8,783,769)
Platform Class	(1,219,565)	(886,217)
Increase (decrease) in net assets from capital stock transactions	18,560,760	(8,701,342)

NET ASSETS
Increase (decrease) during year	14,278,461	(8,073,603)
Beginning of year	14,853,797	22,927,400
End of year	$29,132,258	$14,853,797

(1)See Note 12.

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

LDR Real Estate Value-Opportunity Fund

Financial Highlights

Net asset value, beginning of year
Investment activities
Net investment income (loss)(1)
Net realized and unrealized gain (loss) on investments
Total from investment activities
Distributions
Net investment income
Realized gains
Total distributions

Net asset value, end of year

Total Return
Ratios/Supplemental Data
Ratios to average net assets(2)(6)
Expenses, gross(3)(4)
Expenses, net of management fee waivers and reimbursements(5)
Net investment income
Portfolio turnover rate
Net assets, end of year (000s)

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(2) Effective May 1, 2024, the Advisor discontinued the expense limitation agreement. See Note 2.

(3)Gross expense ratio reflects the effect of interest, dividend and proxy expenses which are excluded from the Fund’s expense limitation agreement.

(4)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs, dividend and interest expenses, would have been; 2.82%, 2.51%, 2.15% 1.74%, and 1.58% for the years ended December 31, 2025 through December 31, 2021, respectively.

(5)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs, dividend and interest expenses, would have been; 2.66%, 1.52%, 1.00%, 1.00%, and 1.00% for the years ended December 31, 2025 through December 31, 2021, respectively.

(6)Effective November 1, 2025, the Advisor contractually agreed to waive its fees and reimburse expenses so that the annual fund operating expenses for the Fund do not exceed 1.55% of the average daily net assets of the Fund. See Note 2.

LDR Real Estate Value-Opportunity Fund

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

Institutional Class Shares
Years Ended December 31,
2025	2024	2023	2022	2021
$10.89	$10.47	$10.03	$14.48	$12.10

(0.24)	0.12	0.24	0.10	0.11
(0.73)	0.84	0.77	(3.17)	4.73
(0.97)	0.96	1.01	(3.07)	4.84

(0.15)	(0.26)	(0.34)	(0.29)	(0.24)
(0.70)	(0.28)	(0.23)	(1.09)	(2.22)
(0.85)	(0.54)	(0.57)	(1.38)	(2.46)

$9.07	$10.89	$10.47	$10.03	$14.48

(8.89%)	9.38%	10.48%	(21.25%)	40.50%

5.00%	3.06%	2.19%	1.97%	1.72%
4.84%	2.51%	1.04%	1.23%	1.14%
(2.40%)	1.10%	2.41%	0.84%	0.74%
85.95%	58.24%	20.10%	38.12%	55.36%
$21,560	$8,884	$16,692	$22,194	$38,418

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

LDR Real Estate Value-Opportunity Fund

Financial Highlights

Net asset value, beginning of year
Investment activities
Net investment income (loss)(1)
Net realized and unrealized gain (loss) on investments
Total from investment activities
Distributions
Net investment income
Realized gains
Total distributions

Net asset value, end of year

Total Return
Ratios/Supplemental Data
Ratios to average net assets(2)(6)
Expenses, gross(3)(4)
Expenses, net of management fee waivers and reimbursements(5)
Net investment income
Portfolio turnover rate
Net assets, end of year (000s)

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(2) Effective May 1, 2024, the Advisor discontinued the expense limitation agreement. See Note 2.

(3)Gross expense ratio reflects the effect of interest, dividend and proxy expenses which are excluded from the Fund’s expense limitation agreement.

(4)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs, dividend and interest expenses, would have been; 3.58%, 2.91%, 2.56%, 2.17%, and 2.02% for the years ended December 31, 2025 through December 31, 2021, respectively.

(5)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs, dividend and interest expenses, would have been; 3.42%, 1.87%, 1.25%, 1.25%, and 1.25% for the years ended December 31, 2025 through December 31, 2021, respectively.

(6)Effective November 1, 2025, the Advisor contractually agreed to waive its fees and reimburse expenses so that the annual fund operating expenses for the Fund do not exceed 1.55% of the average daily net assets of the Fund. See Note 2.

LDR Real Estate Value-Opportunity Fund

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

Platform Class Shares
Years Ended December 31,
2025	2024	2023	2022	2021
$10.80	$10.38	$9.93	$14.34	$11.98

(0.26)	0.06	0.22	0.08	0.07
(0.74)	0.85	0.77	(3.16)	4.69
(1.00)	0.91	0.99	(3.08)	4.76

(0.12)	(0.21)	(0.31)	(0.24)	(0.18)
(0.70)	(0.28)	(0.23)	(1.09)	(2.22)
(0.82)	(0.49)	(0.54)	(1.33)	(2.40)

$8.98	$10.80	$10.38	$9.93	$14.34

(9.20%)	8.93%	10.26%	(21.51%)	40.18%

6.33%	3.55%	2.59%	2.41%	2.16%
6.17%	3.05%	1.28%	1.49%	1.39%
(2.64%)	0.61%	2.21%	0.64%	0.48%
85.95%	58.24%	20.10%	38.12%	55.36%
$7,573	$5,970	$6,235	$6,039	$8,750

FINANCIAL STATEMENTS | DECEMBER 31, 2025

LDR Real Estate Value-Opportunity Fund

Notes to the Financial Statements December 31, 2025

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The LDR Real Estate Value-Opportunity Fund (the “Fund”) is a diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Fund was established in December, 2002 originally as a series of Hillview Investment Trust II. Effective November 23, 2005, the Fund was reorganized as a series of The World Funds, Inc. (“TWF”). On August 15, 2014, the Fund was reorganized from TWF into the Trust. The Fund maintains its financial statements, information, and performance history in accordance with the reorganizations. Prior to March 26, 2022, the Fund was known as REMS Real Estate Value-Opportunity Fund.

The Fund currently offers Institutional, Platform and Z Shares. At December 31, 2025, there were no Z Shares outstanding for the Fund.

The investment objectives of the Fund are to achieve long-term capital growth and current income through a portfolio of publicly traded real estate securities that may include equity REITs, mortgage REITs, REIT preferred and other publicly traded companies whose primary business is in the real estate industry.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy, as outlined in the Fund’s prospectus under the heading “Principal Investment Strategies”, are used by LDR Capital Management, LLC (“LDR”) to make investment decisions, and the results of the Fund's operations, as shown in the Statement of Operations and Financial Highlights, is the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s Chief Investment Officer is deemed to be the Chief Operating Decision Maker.

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

FINANCIAL STATEMENTS | DECEMBER 31, 2025

LDR Real Estate Value-Opportunity Fund

Notes to the Financial Statements - continued December 31, 2025

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges are valued at the last reported sale price. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees of the Trust (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to LDR as the Valuation Designee pursuant to the Fund’s policies and procedures. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable for a portfolio security as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. It is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

FINANCIAL STATEMENTS | DECEMBER 31, 2025

LDR Real Estate Value-Opportunity Fund

Notes to the Financial Statements - continued December 31, 2025

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of December 31, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$24,503,015	$—	$489,975	$24,992,990
Preferred Stocks	1,312,793	—	—	1,312,793
Money Market Fund	2,855,937	—	—	2,855,937
	$28,671,745	$—	$489,975	$29,161,720

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector. On December 31, 2025, the Fund held assets in which significant unobservable inputs were used determining fair value (Level 3). These assets were valued at $489,975 (1.68% of net assets).

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

	Balance as of December 31, 2024	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfer into Level 3*	Transfers out of Level 3	Balance as of December 31, 2025
Common Stock	$—	$—	$(757,235)	$—	$—	$1,247,210	$—	$489,975
	$—	$—	$(757,235)	$—	$—	$1,247,210	$—	$489,975

*Security acquired in Fund's reorganization. See Note 12.

The following is a quantitative summary of the techniques and inputs used to fair value the Level 3 securities as of December 31, 2025:

	Fair Value at December 31, 2025	Valuation Technique(s)	Unobservable Input	Per Share Value
Common Stocks	$489,975	Market Approach	Calibration	$0.55

FINANCIAL STATEMENTS | DECEMBER 31, 2025

LDR Real Estate Value-Opportunity Fund

Notes to the Financial Statements - continued December 31, 2025

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

The Fund uses a major financial institution as its prime broker to process securities transactions and to provide custodial and other services. Any cash balances include amounts of “restricted cash” consisting of proceeds from securities sold, not yet purchased. Cash balances maintained in the custody of the prime broker bear interest based on the prime rate. The Fund also borrows on margin for security purchases.

Securities are held as collateral by the prime broker against margin obligations. The clearance agreements permit the prime broker to pledge or otherwise hypothecate the Fund’s investment securities subject to certain limitations. The prime broker may also sell such securities in limited instances where required collateral is not posted in a timely manner. These arrangements subject the Fund to concentration of credit risk with respect to the prime broker.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the tax positions taken for the Fund for each of the open tax years (2022-2024) and expected to be taken in the 2025 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns.

FINANCIAL STATEMENTS | DECEMBER 31, 2025

LDR Real Estate Value-Opportunity Fund

Notes to the Financial Statements - continued December 31, 2025

The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. As of December 31, 2025, permanent book and tax differences, primarily attributable to the net operating loss and basis adjustment resulted in a decrease in paid-in capital and an increase in distributable earnings of $779,244.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains or losses on investments, are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

Real Estate Investment Trust Securities

The Fund has made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distribution. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in the periodic distributions to the shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital. A domestic REIT is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders. Foreign REITs and REIT-like entities that are organized outside of the U.S. and have operations may receive tax treatment similar to that of U.S. REITs in their respective countries. Management does not estimate the tax character of REIT distributions for which actual information has not been reported.

FINANCIAL STATEMENTS | DECEMBER 31, 2025

LDR Real Estate Value-Opportunity Fund

Notes to the Financial Statements - continued December 31, 2025

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Fund’s investment advisor, LDR, provides investment advisory services for an annual fee of 0.90% of the daily net assets of the Fund.

LDR earned advisory fees and waived for the year ended December 31, 2025 as follows:

Fee	Management Fee Earned	Management Fee Waived
0.90%	$155,091	$27,388

LDR contractually agreed to waive its fees and reimburse expenses so that the annual fund operating expenses for the Fund did not exceed 1.00% of the average daily net assets of the Fund until April 30, 2024. For the year ended December 31, 2025, there was no expense limitation in place for the period January 1, 2025 through October 31, 2025. Effective November 1, 2025, LDR contractually agreed to waive its fees and reimburse expenses so that the annual fund operating expenses for the Fund do not exceed 1.55% of the average daily net assets of the Fund. This limit does not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, dividend expenses on short sales, acquired fund fees and expenses, other expenditures capitalized in accordance with GAAP, or other extraordinary expenses not incurred in the ordinary course of business. Each waiver and/or reimbursement of an expense by LDR is subject to repayment by the Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement is recouped.

The total amount of recoverable reimbursements as of December 31, 2025 and expiration dates are as follows:

Recoverable Reimbursements and Expiration Dates
2026	2027	2028	Total
$288,460	$96,006	$27,388	$411,854

The Board has adopted a Distribution Plan for the Fund’s Platform Shares (the “12b-1 Plan”). Pursuant to the 12b-1 Plan, the Fund may pay from the assets of the Platform Shares certain activities or expenses that are intended primarily to result in the sale of shares of such class. The fee paid by the Fund is computed on an annualized basis reflecting the average daily net assets of the class, up to a maximum of 0.25% for expenses of the Platform Shares. With respect to

FINANCIAL STATEMENTS | DECEMBER 31, 2025

LDR Real Estate Value-Opportunity Fund

Notes to the Financial Statements - continued December 31, 2025

Platform Shares, 0.25% represents 12b-1 distribution fees paid to institutions that have agreements with the Distributor to provide such services. Because these fees are paid out of the Platform Shares’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The 12b-1 Plan, while primarily intended to compensate for shareholder services expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and therefore may be used to pay for certain expenditures related to financing distribution related activities of the Fund.

The Fund has adopted a shareholder services plan with respect to its Institutional and Platform Shares. Under the shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in Fund shares; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or their service providers; (vii) providing sub-accounting with respect to Fund Shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

For the year ended December 31, 2025, the following expenses were incurred:

Class	Type of Plan	Fees Incurred
Institutional	Shareholder Servicing	$5,128
Platform	Shareholder Servicing	14,516
Platform	12b-1	14,516

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, fund accountant and transfer and dividend disbursing agent. For it’s services, fees to CFS are computed daily and paid monthly. For the year ended December 31, 2025, the following fees were paid to CFS:

Administration	Transfer Agent	Accounting
$38,434	$32,347	$29,036

The amounts reflected on the Statement of Operations for Administration, Transfer Agent and Accounting fees may include out of pocket expenses not paid to CFS.

FINANCIAL STATEMENTS | DECEMBER 31, 2025

LDR Real Estate Value-Opportunity Fund

Notes to the Financial Statements - continued December 31, 2025

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus, LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Fund’s Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund. For the year ended December 31, 2025, Watermark received $9,222 in fees from the Fund.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term investments for the year ended December 31, 2025, were as follows:

Purchases	Sales
$15,675,244	$34,230,585

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Monthly income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

The tax character of distributions paid during the years ended December 31, 2025 and 2024, were as follows:

	Year Ended December 31, 2025	Year Ended December 31, 2024
Distributions paid from:
Ordinary income	$550,912	$414,152
Long term realized gains	1,769,644	369,204
	$2,320,556	$783,356

FINANCIAL STATEMENTS | DECEMBER 31, 2025

LDR Real Estate Value-Opportunity Fund

Notes to the Financial Statements - continued December 31, 2025

As of December 31, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Other accumulated undistributed losses	$(105,982,204)
Net unrealized appreciation (depreciation)	(17,491,096)
$(123,473,300)

As of December 31, 2025, the Fund had a capital loss carryforward of $105,982,204, $47,453,258 of which is considered short term and $58,528,946 of which is considered long term. This loss may be carried forward indefinitely. During the year ended December 31, 2025, the Fund utilized $3,072,912 of capital loss carryforward generated in previous years.

As of December 31, 2025, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consist of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$46,652,816	$2,918,046	$(20,409,142)	$(17,491,096)

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses and the tax treatment of C-Corp return of capital.

NOTE 5 – NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In the reporting period, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard did not materially impact financial statement disclosures and did not affect the Fund’s financial position or the results of its operations.

NOTE 6 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were as follows:

	Year Ended December 31, 2025
	Institutional Shares	Platform Shares
Shares sold	44,500	29,399
Shares issued in connection with reorganization	3,013,519	317,640
Shares reinvested	170,791	66,153
Shares redeemed	(1,666,266)	(122,743)
Net increase (decrease)	1,562,544	290,449

FINANCIAL STATEMENTS | DECEMBER 31, 2025

LDR Real Estate Value-Opportunity Fund

Notes to the Financial Statements - continued December 31, 2025

	Year Ended December 31, 2024
	Institutional Shares	Platform Shares
Shares sold	9,838	12,301
Shares reinvested	45,262	25,111
Shares redeemed	(833,336)	(85,190)
Net increase (decrease)	(778,236)	(47,778)

NOTE 7 – COMMISSION RECAPTURE AGREEMENT

The Fund entered into an agreement with ConvergEx Execution Solutions LLC (“ConvergEx”) and Capital Institutional Services, Inc. (“CAPIS”), brokerage services providers, whereby a portion of the commissions from each portfolio transaction would be used to reduce the operating expenses incurred by the Fund, including but not limited to custodial, transfer agent, administrative, legal, trustee, accounting and printing fees and expenses, and other expenses charged to the Fund by third-party service providers which are properly disclosed in the prospectus of the Fund. Pursuant to the terms of the commission recapture agreement, the broker transfers the available commissions earned monthly to the Fund’s administrator. There was no transfer to the Fund’s administrator to offset operating expenses during the year ended December 31, 2025.

NOTE 8 – RISKS AND CONCENTRATIONS

The Fund concentrates its assets in the real estate industry. An investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. The Fund also engages in borrowing for leverage. The Fund has the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities. However, the Fund may have no leverage for an extended period of time when the Fund believes that leverage is not in the best interest of the Fund. Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing).

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

FINANCIAL STATEMENTS | DECEMBER 31, 2025

LDR Real Estate Value-Opportunity Fund

Notes to the Financial Statements - continued December 31, 2025

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the Fund’s return will be less than it would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

The Fund has a leverage agreement with ConvergEx Group. The interest rate charged for these borrowings is Fed Fund open rate plus 0.50%. During the year ended December 31, 2025, no interest was incurred by the Fund.

NOTE 9 – ADVANCES

The Fund has a custody agreement with UMB Bank N.A. (“Custodian”) which allows overdrafts (“Advances”). Any such Advance shall not exceed the Fund’s or the 1940 Act’s limitation concerning borrowings. The Fund accrues interest on these Advances at a rate agreed upon in writing from time to time by the Custodian and the Fund. During the year ended December 31, 2025, there were no such advances made to the Fund under the custody agreement.

NOTE 10 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of their portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no

FINANCIAL STATEMENTS | DECEMBER 31, 2025

LDR Real Estate Value-Opportunity Fund

Notes to the Financial Statements - continued December 31, 2025 guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 11 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of December 31, 2025, 40.90% of the value of the net assets of the Fund were invested in securities within the Diversified/Other sector.

NOTE 12 – FUND REORGANIZATION

As of close of business on October 31, 2025 pursuant to an Agreement and Plan of Reorganization previously approved by the Trust’s Board of Trustees, all of the assets and liabilities of Altegris/AACA Opportunistic Real Estate Fund (the “Target Fund”) were transferred to the LDR Real Estate Value-Opportunity Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund (the “Reorganization”). The Reorganization was a tax-free Reorganization for federal income tax purposes. For financial reporting purposes, the Acquiring Fund was deemed to be the accounting survivor and as a result, the financial statements and financial highlights do not reflect the operations of the Target Fund, before the reorganization. However, the cost basis of investments being received from the Target Fund were carried forward to align with the ongoing reporting of the Acquiring Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Additionally, there was $109,055,116 of capital loss carryforwards from the Target Fund, which can be used by the acquiring Fund with no annual limit. Information with respect to

LDR Real Estate Value-Opportunity Fund

Notes to the Financial Statements - continued

FINANCIAL STATEMENTS | DECEMBER 31, 2025

the net assets and other relevant operating data for the Target Fund on the Reorganization date is included below:

Target Fund:
Altegris/AACA Opportunistic Real Estate Fund	Class A	Class C	Institutional Class
Net Assets	$3,076,409	$69,656	$30,118,616
Shares Outstanding	307,389	7,149	2,970,571
Net Asset Value	$10.01	$9.74	$10.14
Exchange rate for shares issued	1.01	0.98	1.01

Acquiring Fund:
LDR Real Estate Value-Opportunity Fund	Institutional Class	Platform Class
Net Assets immediately prior to Reorganization	$6,451,006	$5,158,039
Shares outstanding immediately prior to Reorganization	645,449	520,750
Net Asset Value immediately prior to Reorganization	$9.99	$9.90
Net Assets immediately after Reorganization	$36,569,622	$8,304,104
Shares outstanding immediately after Reorganization	3,658,968	838,390
Net Asset Value immediately after Reorganization	$9.99	$9.90
Fund Shares Issued in exchange for acquired Fund	3,013,519	317,640

Assuming the Reorganization had been completed on January 1, 2025, the beginning of the annual reporting period of the Funds, the Acquiring Fund’s pro forma results of operations for the year ended December 31, 2025, are as follows:

LDR Real Estate Value-Opportunity Fund
Net investment income	$129,713
Net realized gain(loss) on investments	(7,478,261)
Net change in unrealized appreciation/depreciation of investments	(15,941,676)
Total increase(decrease in net assets resulting from operations	$(23,290,224)

NOTE 13 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items require disclosure.

FINANCIAL STATEMENTS | DECEMBER 31, 2025

taitweller.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of the World Funds Trust and
Shareholders of LDR Real Estate Value-Opportunity Fund
Richmond, Virginia

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the LDR Real Estate Value-Opportunity Fund (the “Fund”), a series of the World Funds Trust (the “Trust”), including the schedule of investments, as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes for the Fund (collectively referred to as the “financial statements”). In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an

LDR Real Estate Value-Opportunity Fund

Report of Independent Registered Public Accounting Firm - continued

FINANCIAL STATEMENTS | DECEMBER 31, 2025

understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
March 2, 2026

LDR Real Estate Value-Opportunity Fund

Supplemental Information (unaudited)

FINANCIAL STATEMENTS | DECEMBER 31, 2025

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

See the Statements of Operations and Note 2 for remuneration paid to Officers. See the Statements of Operations for remuneration paid to Trustees.

Statement Regarding Basis of Approval of Investment Advisory Contract.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7, Note 2 which includes remuneration paid to Officers and the Statements of Operations which include remuneration paid to Trustees.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 9, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: March 9, 2026

* Print the name and title of each signing officer under his or her signature.